Segmented Information - Summary of Results by Geographic Location (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Net premium income	CAD 28,210	CAD 27,632
Net investment income	19,367	14,524
Other revenue	10,746	11,181
Total revenue	58,323	53,337
Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	24,355	23,268
Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	3,855	4,364
Asia [Member]
Disclosure of geographical areas [line items]
Net premium income	15,783	15,658
Net investment income	4,258	2,368
Other revenue	1,632	1,608
Total revenue	21,673	19,634
Asia [Member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	13,215	12,184
Asia [Member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	2,568	3,474
Canada [Member]
Disclosure of geographical areas [line items]
Net premium income	4,337	4,515
Net investment income	4,642	4,096
Other revenue	3,187	3,443
Total revenue	12,166	12,054
Canada [Member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	3,894	3,909
Canada [Member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	443	606
U.S [Member]
Disclosure of geographical areas [line items]
Net premium income	7,624	6,989
Net investment income	10,407	7,880
Other revenue	5,911	6,105
Total revenue	23,942	20,974
U.S [Member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	6,780	6,705
U.S [Member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	844	284
Other [Member]
Disclosure of geographical areas [line items]
Net premium income	466	470
Net investment income	60	180
Other revenue	16	25
Total revenue	542	675
Other [Member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	CAD 466	CAD 470